SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Current tax provision	$ 2,099	$ 4,323	$ 4,651	$ 7,824
Deferred tax provision
Total provision for income taxes	$ 2,099	$ 4,323	$ 4,651	$ 7,824